Loss and loss adjustment expense reserves - Claims development triangles (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Loss and Loss Adjustment Expense Reserves [Abstract]
Number of operating segments | segment	4
Claims Development [Line Items]
Net reserves for loss and loss adjustment expenses	$ 1,289,699
Global A&H
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	10,586
IBNR loss and LAE reserves, net	3,681
Cumulative net losses and loss adjustment expenses paid	6,905
Net reserves for loss and loss adjustment expenses	3,681
Global A&H | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0	0
Global A&H | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Global A&H | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Global A&H | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Global A&H | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0
Global A&H | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	829	813	716	716
IBNR loss and LAE reserves, net	2
Cumulative net losses and loss adjustment expenses paid	827	575	261	4
Global A&H | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,039	2,982	2,624
IBNR loss and LAE reserves, net	7
Cumulative net losses and loss adjustment expenses paid	3,032	2,109	957
Global A&H | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,565	3,437
IBNR loss and LAE reserves, net	1,001
Cumulative net losses and loss adjustment expenses paid	2,564	1,640
Global A&H | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,153
IBNR loss and LAE reserves, net	2,671
Cumulative net losses and loss adjustment expenses paid	482
Marine & Energy
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	14,377
IBNR loss and LAE reserves, net	7,448
Cumulative net losses and loss adjustment expenses paid	2,282
Net reserves for loss and loss adjustment expenses	12,095
Marine & Energy | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0	0
Marine & Energy | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Marine & Energy | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Marine & Energy | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Marine & Energy | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	119	730	812	3,885	4,673
IBNR loss and LAE reserves, net	80
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0
Marine & Energy | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,478	3,212	2,829	3,932
IBNR loss and LAE reserves, net	525
Cumulative net losses and loss adjustment expenses paid	126	0	0	0
Marine & Energy | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,088	3,852	3,589
IBNR loss and LAE reserves, net	585
Cumulative net losses and loss adjustment expenses paid	2,003	0	0
Marine & Energy | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,250	3,967
IBNR loss and LAE reserves, net	2,839
Cumulative net losses and loss adjustment expenses paid	153	0
Marine & Energy | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,442
IBNR loss and LAE reserves, net	3,419
Cumulative net losses and loss adjustment expenses paid	0
Credit
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	72,466
IBNR loss and LAE reserves, net	28,537
Cumulative net losses and loss adjustment expenses paid	26,913
Net reserves for loss and loss adjustment expenses	45,553
Credit | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0	0
Credit | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	77	80	77	99	107	113	408	364
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	76	77	77	78	74	66	11	0
Credit | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	1,341	1,454	1,384	2,204	2,430	2,657	5,844
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	1,310	1,344	1,322	1,318	1,038	784	42
Credit | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,665	3,129	4,012	4,760	5,048	5,249
IBNR loss and LAE reserves, net	78
Cumulative net losses and loss adjustment expenses paid	2,408	2,503	2,328	2,045	1,128	402
Credit | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	6,752	6,564	10,825	10,732	10,750
IBNR loss and LAE reserves, net	1,247
Cumulative net losses and loss adjustment expenses paid	4,213	4,197	3,419	2,326	1,013
Credit | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	7,445	7,029	13,460	13,356
IBNR loss and LAE reserves, net	2,511
Cumulative net losses and loss adjustment expenses paid	3,319	3,026	2,332	1,100
Credit | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	12,035	10,661	17,415
IBNR loss and LAE reserves, net	4,947
Cumulative net losses and loss adjustment expenses paid	3,989	2,716	897
Credit | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	19,348	17,740
IBNR loss and LAE reserves, net	10,352
Cumulative net losses and loss adjustment expenses paid	3,368	1,900
Credit | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	22,803
IBNR loss and LAE reserves, net	9,402
Cumulative net losses and loss adjustment expenses paid	8,230
Casualty
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	1,336,014
IBNR loss and LAE reserves, net	452,860
Cumulative net losses and loss adjustment expenses paid	720,001
Net reserves for loss and loss adjustment expenses	616,013
Casualty | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	17,377	17,287	17,230	17,053	17,148	17,130	16,842	16,798	17,284
IBNR loss and LAE reserves, net	7
Cumulative net losses and loss adjustment expenses paid	17,038	16,695	16,458	16,114	16,351	15,730	14,404	10,613	5,713
Casualty | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	52,450	52,230	52,601	52,735	52,787	52,837	48,606	48,279
IBNR loss and LAE reserves, net	486
Cumulative net losses and loss adjustment expenses paid	50,281	49,855	48,545	46,319	41,892	35,526	26,386	11,260
Casualty | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	170,052	167,237	168,102	168,861	174,714	174,182	167,001
IBNR loss and LAE reserves, net	11,237
Cumulative net losses and loss adjustment expenses paid	145,293	143,441	140,576	134,658	127,284	113,933	49,855
Casualty | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	195,369	195,821	186,499	183,964	199,697	189,321
IBNR loss and LAE reserves, net	23,674
Cumulative net losses and loss adjustment expenses paid	141,579	134,143	126,400	112,164	95,143	45,434
Casualty | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	215,964	208,768	205,252	202,618	206,074
IBNR loss and LAE reserves, net	48,630
Cumulative net losses and loss adjustment expenses paid	137,822	127,468	114,312	96,910	42,665
Casualty | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	197,100	186,623	186,073	181,109
IBNR loss and LAE reserves, net	73,252
Cumulative net losses and loss adjustment expenses paid	97,029	78,105	63,183	29,550
Casualty | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	203,571	195,043	196,161
IBNR loss and LAE reserves, net	99,702
Cumulative net losses and loss adjustment expenses paid	78,508	55,558	25,181
Casualty | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	160,409	148,962
IBNR loss and LAE reserves, net	94,732
Cumulative net losses and loss adjustment expenses paid	42,471	16,826
Casualty | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	123,722
IBNR loss and LAE reserves, net	101,140
Cumulative net losses and loss adjustment expenses paid	9,980
Other Specialty
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	671,595
IBNR loss and LAE reserves, net	219,040
Cumulative net losses and loss adjustment expenses paid	408,177
Net reserves for loss and loss adjustment expenses	263,418
Other Specialty | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0	0
Other Specialty | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,564	4,564	4,564	4,564	4,564	4,564	4,272	2,317
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	4,563	4,563	4,563	4,563	4,563	4,563	1,243	0
Other Specialty | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	21,355	21,355	21,346	19,570	24,214	20,272	27,671
IBNR loss and LAE reserves, net	174
Cumulative net losses and loss adjustment expenses paid	21,139	21,082	20,792	19,034	20,921	14,304	1,221
Other Specialty | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	81,312	81,320	81,186	81,934	84,198	61,160
IBNR loss and LAE reserves, net	525
Cumulative net losses and loss adjustment expenses paid	80,301	79,727	77,815	74,904	66,086	30,999
Other Specialty | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	91,409	91,332	90,648	92,759	91,574
IBNR loss and LAE reserves, net	259
Cumulative net losses and loss adjustment expenses paid	90,256	88,842	85,422	77,062	30,997
Other Specialty | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	86,900	86,544	85,255	80,058
IBNR loss and LAE reserves, net	1,754
Cumulative net losses and loss adjustment expenses paid	84,079	81,290	75,379	54,370
Other Specialty | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	97,627	100,329	88,621
IBNR loss and LAE reserves, net	28,803
Cumulative net losses and loss adjustment expenses paid	55,655	48,967	31,096
Other Specialty | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	152,307	134,382
IBNR loss and LAE reserves, net	86,385
Cumulative net losses and loss adjustment expenses paid	49,036	19,930
Other Specialty | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	136,121
IBNR loss and LAE reserves, net	101,140
Cumulative net losses and loss adjustment expenses paid	23,148
Property Catastrophe Excess Reinsurance
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	98,495
IBNR loss and LAE reserves, net	55,628
Cumulative net losses and loss adjustment expenses paid	22,647
Net reserves for loss and loss adjustment expenses	75,848
Property Catastrophe Excess Reinsurance | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0
Property Catastrophe Excess Reinsurance | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	39,250	39,582
IBNR loss and LAE reserves, net	11,000
Cumulative net losses and loss adjustment expenses paid	15,326	470
Property Catastrophe Excess Reinsurance | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	59,245
IBNR loss and LAE reserves, net	44,628
Cumulative net losses and loss adjustment expenses paid	7,321
Property Risk and Pro Rata
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	390,422
IBNR loss and LAE reserves, net	46,488
Cumulative net losses and loss adjustment expenses paid	330,908
Net reserves for loss and loss adjustment expenses	59,514
Property Risk and Pro Rata | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	9,484	9,490	9,501	9,472	9,416	9,353	9,375	8,672	10,917
IBNR loss and LAE reserves, net	2
Cumulative net losses and loss adjustment expenses paid	9,482	9,483	9,482	9,400	9,352	9,186	9,075	8,381	4,656
Property Risk and Pro Rata | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	26,378	26,051	26,170	25,785	25,882	25,766	24,980	27,765
IBNR loss and LAE reserves, net	232
Cumulative net losses and loss adjustment expenses paid	26,127	25,993	25,815	25,406	25,167	24,023	22,229	14,635
Property Risk and Pro Rata | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	46,719	46,303	46,500	44,627	41,336	40,920	40,256
IBNR loss and LAE reserves, net	576
Cumulative net losses and loss adjustment expenses paid	45,937	45,312	44,533	42,775	38,448	34,381	19,420
Property Risk and Pro Rata | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	56,583	56,201	56,313	54,635	52,533	50,330
IBNR loss and LAE reserves, net	902
Cumulative net losses and loss adjustment expenses paid	55,066	53,924	51,783	48,360	43,382	22,706
Property Risk and Pro Rata | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	43,810	43,733	43,799	43,038	45,415
IBNR loss and LAE reserves, net	1,108
Cumulative net losses and loss adjustment expenses paid	41,872	39,651	37,044	31,871	21,593
Property Risk and Pro Rata | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	41,926	41,753	41,833	41,237
IBNR loss and LAE reserves, net	1,576
Cumulative net losses and loss adjustment expenses paid	39,282	37,171	33,436	24,713
Property Risk and Pro Rata | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	52,650	52,344	54,084
IBNR loss and LAE reserves, net	5,797
Cumulative net losses and loss adjustment expenses paid	45,146	35,169	26,458
Property Risk and Pro Rata | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	53,713	53,597
IBNR loss and LAE reserves, net	7,096
Cumulative net losses and loss adjustment expenses paid	43,542	22,624
Property Risk and Pro Rata | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	59,159
IBNR loss and LAE reserves, net	29,199
Cumulative net losses and loss adjustment expenses paid	24,454
Agriculture
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	73,232
IBNR loss and LAE reserves, net	2
Cumulative net losses and loss adjustment expenses paid	73,230
Net reserves for loss and loss adjustment expenses	2
Agriculture | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	50,104	50,104	50,104	50,104	50,065	50,055	50,055	49,942	52,105
IBNR loss and LAE reserves, net	1
Cumulative net losses and loss adjustment expenses paid	50,103	50,103	50,103	50,103	50,067	50,025	50,024	48,455	2,666
Agriculture | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	23,128	23,125	23,138	23,135	23,138	23,450	24,274	23,273
IBNR loss and LAE reserves, net	1
Cumulative net losses and loss adjustment expenses paid	23,127	23,127	23,137	23,135	23,134	23,138	22,232	0
Agriculture | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Agriculture | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Agriculture | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0
Agriculture | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Agriculture | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0
Agriculture | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0
Agriculture | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0
Other
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,863
IBNR loss and LAE reserves, net	2,863
Cumulative net losses and loss adjustment expenses paid	0
Net reserves for loss and loss adjustment expenses	2,863
Other | Accident Year 2012
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0	$ 0
Other | Accident Year 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Other | Accident Year 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Other | Accident Year 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Other | Accident Year 2016
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0
Other | Accident Year 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Other | Accident Year 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0
Other | Accident Year 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0
Other | Accident Year 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,863
IBNR loss and LAE reserves, net	2,863
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	69,305
IBNR loss and LAE reserves, net	1,695
Cumulative net losses and loss adjustment expenses paid	67,610
Net reserves for loss and loss adjustment expenses from 2011 to 2020	1,695
Net reserves for loss and loss adjustment expenses prior to 2011	348
Net reserves for loss and loss adjustment expenses	2,043
Retroactive reinsurance contracts | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	54,414
IBNR loss and LAE reserves, net	54,414
Cumulative net losses and loss adjustment expenses paid	0
Net reserves for loss and loss adjustment expenses from 2011 to 2020	54,414
Net reserves for loss and loss adjustment expenses prior to 2011	485
Net reserves for loss and loss adjustment expenses	54,899
Retroactive reinsurance contracts | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	25,982
IBNR loss and LAE reserves, net	25,982
Cumulative net losses and loss adjustment expenses paid	0
Net reserves for loss and loss adjustment expenses from 2011 to 2020	25,982
Net reserves for loss and loss adjustment expenses prior to 2011	3,454
Net reserves for loss and loss adjustment expenses	29,436
Retroactive reinsurance contracts | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	18,045
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	18,045
Net reserves for loss and loss adjustment expenses from 2011 to 2020	0
Net reserves for loss and loss adjustment expenses prior to 2011	0
Net reserves for loss and loss adjustment expenses	0
Retroactive reinsurance contracts | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	15,805
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	15,805
Net reserves for loss and loss adjustment expenses from 2011 to 2020	0
Net reserves for loss and loss adjustment expenses prior to 2011	0
Net reserves for loss and loss adjustment expenses	0
Retroactive reinsurance contracts | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	102,093
IBNR loss and LAE reserves, net	102,093
Cumulative net losses and loss adjustment expenses paid	0
Net reserves for loss and loss adjustment expenses from 2011 to 2020	102,093
Net reserves for loss and loss adjustment expenses prior to 2011	2,553
Net reserves for loss and loss adjustment expenses	104,646
Retroactive reinsurance contracts | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	19,678
IBNR loss and LAE reserves, net	19,680
Cumulative net losses and loss adjustment expenses paid	0
Net reserves for loss and loss adjustment expenses from 2011 to 2020	19,678
Net reserves for loss and loss adjustment expenses prior to 2011	10
Net reserves for loss and loss adjustment expenses	19,688
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	132	132	200
IBNR loss and LAE reserves, net	129
Cumulative net losses and loss adjustment expenses paid	3	3	0
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	871	966	1,612	1,693
IBNR loss and LAE reserves, net	871
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,108	4,509	7,527	7,913	10,433	10,433
IBNR loss and LAE reserves, net	3,108
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	1,529	1,529	2,895	3,274	3,090	3,498	4,293
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	1,529	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,173	4,173	4,173	4,173	4,173	4,173	4,173	5,419
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	4,173	4,173	4,173	4,173	4,173	4,173	1,654	0
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,218	2,064
IBNR loss and LAE reserves, net	2,218
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2011 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	184
IBNR loss and LAE reserves, net	184
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	376	376	452
IBNR loss and LAE reserves, net	102
Cumulative net losses and loss adjustment expenses paid	274	274	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	1,158	1,295	2,174	2,248
IBNR loss and LAE reserves, net	1,158
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,480	6,817	11,482	11,820	15,400	15,400
IBNR loss and LAE reserves, net	4,480
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,778	4,778	9,045	10,230	9,655	10,930	12,343
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	4,778	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	7,853	7,853	7,853	7,853	7,853	7,853	7,853	10,197
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	7,853	7,853	7,853	7,853	7,853	7,853	3,113	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	1,286	1,211
IBNR loss and LAE reserves, net	1,286
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2012 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	177
IBNR loss and LAE reserves, net	177
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,072	2,072	2,300
IBNR loss and LAE reserves, net	148
Cumulative net losses and loss adjustment expenses paid	1,924	1,924	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	1,783	2,000	3,365	3,460
IBNR loss and LAE reserves, net	1,783
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	5,510	8,432	14,216	14,600	18,995	18,995
IBNR loss and LAE reserves, net	5,510
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	7,493	7,493	14,185	16,045	15,143	17,142	19,174
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	7,493	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,779	3,779	3,779	3,779	3,779	3,779	3,779	4,908
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	3,779	3,779	3,779	3,779	3,779	3,779	1,498	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,152	1,983
IBNR loss and LAE reserves, net	2,152
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2013 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	255
IBNR loss and LAE reserves, net	255
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	5,466	5,466	6,000
IBNR loss and LAE reserves, net	241
Cumulative net losses and loss adjustment expenses paid	5,225	5,225	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	5,101	5,768	9,765	9,894
IBNR loss and LAE reserves, net	5,101
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	11,971	18,953	32,143	32,545	41,992	41,992
IBNR loss and LAE reserves, net	11,971
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,245	4,245	8,035	9,089	8,578	9,711	10,851
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	4,245	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	4,750	4,328
IBNR loss and LAE reserves, net	4,750
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2014 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	630
IBNR loss and LAE reserves, net	630
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	12,092	12,092	13,184
IBNR loss and LAE reserves, net	330
Cumulative net losses and loss adjustment expenses paid	11,762	11,762	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	6,703	7,570	12,805	13,002
IBNR loss and LAE reserves, net	6,703
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	913	913	1,395	1,788	2,596	2,596
IBNR loss and LAE reserves, net	913
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	6,815	6,197
IBNR loss and LAE reserves, net	6,815
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2015 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	811
IBNR loss and LAE reserves, net	811
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	18,488	18,488	20,093
IBNR loss and LAE reserves, net	364
Cumulative net losses and loss adjustment expenses paid	18,124	18,124	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	12,708	14,397	24,408	24,643
IBNR loss and LAE reserves, net	12,708
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	12,106	10,858
IBNR loss and LAE reserves, net	12,106
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2016 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,089
IBNR loss and LAE reserves, net	2,090
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	16,439	16,439	17,847
IBNR loss and LAE reserves, net	280
Cumulative net losses and loss adjustment expenses paid	16,159	16,159	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	26,090	29,719	50,588	50,570
IBNR loss and LAE reserves, net	26,090
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	14,309	12,908
IBNR loss and LAE reserves, net	14,309
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2017 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,319
IBNR loss and LAE reserves, net	2,319
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	14,240	14,240	15,396
IBNR loss and LAE reserves, net	101
Cumulative net losses and loss adjustment expenses paid	14,139	14,139	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	18,544	16,769
IBNR loss and LAE reserves, net	18,544
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2018 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	2,336
IBNR loss and LAE reserves, net	2,336
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	39,913	35,527
IBNR loss and LAE reserves, net	39,913
Cumulative net losses and loss adjustment expenses paid	0	0
Retroactive reinsurance contracts | Accident Year 2019 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	3,337
IBNR loss and LAE reserves, net	3,337
Cumulative net losses and loss adjustment expenses paid	0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2018
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2017
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2015
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2014
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	0	0	0	0	0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2013
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0	0	0	0	0	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2019
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	0	0
IBNR loss and LAE reserves, net	0
Cumulative net losses and loss adjustment expenses paid	0	$ 0
Retroactive reinsurance contracts | Accident Year 2020 | Contracts incepting in 2020
Claims Development [Line Items]
Loss and loss adjustment expenses incurred, net	7,540
IBNR loss and LAE reserves, net	7,541
Cumulative net losses and loss adjustment expenses paid	$ 0